Share based compensation (Details)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Expected life		4 years	4 years
Volatility	134.00%	119.00%	121.00%
Risk-free interest rate	0.47%
Dividend yield		0.00%	0.00%
Maximum
Risk-free interest rate		2.90%	2.83%
Minimum
Risk-free interest rate		1.70%	2.01%